Note 27 - Financial Instruments and Risks	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
27.	FINANCIAL INSTRUMENTS AND RISKS

Risk factors

The Company is exposed to foreign currency
,
interest rate
,
commodity price
,
liquidity and credit risk in the ordinary course of business
. The Company
analyzes each of these risks both individually and as a whole to define strategies to manage the economic impact on
Company’s
performance consistent with its Financial Risk Management Policy
.

The Company’s use of derivatives strictly follows its Financial Risk Management Policy approved by the Board of Directors. The purpose of the policy is to provide guidelines for the management of financial risks inherent to the capital markets in which Ambev carries out its operations. The policy comprises four
main aspects: (i) capital structure, financing and liquidity, (ii) transactional risks related to the business, (iii) financial statements translation risks and (iv) credit risks of financial counterparties.

The policy establishes that all the financial assets and liabilities in each country where Ambev operates must be denominated in their respective local currencies. The policy also sets forth the procedures and controls needed for identifying, measuring and minimizing market risks, such as variations in foreign exchange rates, interest rates and commodities (mainly aluminum, wheat, corn and sugar) that may
affect Ambev’s revenues, costs and/or investment amounts. The policy states that all the known risks (e.g. foreign currency and interest) shall be hedged by contracting derivative financial instruments. Existing risks not
yet recorded (e.g. future contracts for the purchase of raw material or property, plant and equipment) shall be mitigated using projections for the period necessary for the Company to adapt to the new costs scenario that may
vary from
ten
to
fourteen
months, also through the use of derivative financial instruments. Most of the translation risks are not
hedged. Any exception to the policy must be approved by the Board of Directors.

Derivative financial Instruments

Derivative financial instruments authorized by the
Financial Risk Management Policy
are futures contracts traded on exchanges, Full deliverable forwards, Non-deliverable forwards, Swaps and Options. At
December 31, 2018,
the Company and its subsidiaries had
no
target forward, swaps with currency verification or any other derivative operations representing a risk level above the nominal value of their contracts. The derivative operations are managed on a consolidated basis and classified by strategies according to their purposes, as follows:

i) Cash flow hedge derivative instruments – The highly probable forecast transactions contracted in order to minimize the Company's exposure to fluctuations of exchange rates and prices of raw materials, investments, equipment and services to be procured, protected by cash flow hedges that shall occur at various different dates during the next fourteen
months. Gains and losses classified as hedging reserve in equity are recognized in the income statement in the period or periods when the forecast and hedged transaction affects the income statement.

ii) Fair value hedge derivative instruments – operations contracted with the purpose of mitigating the Company’s net indebtedness against foreign exchange and interest rate risk. Cash net positions and foreign currency debts are continually assessed for identification of new exposures.

The results of these operations, measured according to their fair value, are recognized in financial results.

iii
) Net
investment hedge
derivative instruments –
transactions entered into in order to minimize exposure of the exchange differences arising from conversion of net investment in the Company's subsidiaries located abroad for translation account balance
. The effective p
ortion
of the
hedge is allocated to
equity
and the ineffectiveness
portion
is recorded directly in financial results.

The following tables summarize the exposure of the Company that were identified and protected in accordance with the Company's Risk Policy. The following denominations have been applied:

Operational Hedge: Refers to the exposures arising from the core business of Ambev, such as: purchase of inputs, purchase of fixed assets and service contracts linked to foreign currency, which is protected through the use of derivatives.

Financial Hedge: Refers to the exposures arising from cash and financing activities, such as: foreign currency cash and foreign currency debt, which is protected through the use of derivatives.

Investment hedge abroad: Refers mainly to exposures arising from cash hold in foreign currency in foreign subsidiaries whose functional currency is different from the consolidation currency.

Investment hedge - Put option granted on subsidiary: As detailed in Note
21
(
d.4
) the Company constituted a liability related to acquisition of Non-controlling interest in the Dominican Republic operations. This financial instrument is denominated in Dominican Pesos and is recorded in a Company which functional currency is the Real. The Company assigned this financial instrument as a hedging instrument for part of its net assets located in the Dominican Republic, in such manner the hedge result can be recorded in other comprehensive income of the group, following the result of the hedged item.

Transactions protected by derivative financial instruments in accordance with the Financial Risk Management Policy

								2018
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity
Cost		(11,793.2)	11,607.3	184.4	(394.2)	(784.4)	1,182.8	1,733.6
	Commodity	(2,597.0)	2,411.1	14.9	(270.6)	(104.1)	78.4	(160.0)
	American Dollar	(8,774.3)	8,774.3	128.4	(119.9)	(681.5)	1,080.7	1,796.0
	Euro	(152.4)	152.4	2.2	(1.0)	(3.0)	4.6	2.8
	Mexican Pesos	(269.5)	269.5	38.9	(2.7)	4.2	19.1	94.8
Fixed Assets		(890.0)	890.0	23.7	(29.3)	21.9	–	–
	American Dollar	(890.0)	890.0	23.7	(29.1)	19.3	–	–
	Euro	-	–	–	(0.2)	2.6	–	–
Expenses		(314.0)	314.0	11.4	(14.2)	(0.4)	17.7	(0.6)
	American Dollar	(311.8)	311.8	11.4	(14.2)	(0.8)	18.5	–
	Rupee	(2.2)	2.2	–	–	0.4	(0.8)	(0.6)
Cash		(15.0)	15.0	0.4	–	(347.4)	–	–
	American Dollar	-	–	0.3	–	(347.3)	–	–
	Interest rate	(15.0)	15.0	0.1	–	(0.1)	–	–
Debts		(1,010.6)	338.2	34.9	(1.1)	89.6	–	–
	American Dollar	(672.4)	–	–	–	73.2	–	–
	Interest rate	(338.2)	338.2	34.9	(1.1)	16.4	–	–
Equity Instrument		(1,535.4)	1,108.4	0.1	(243.0)	(378.2)	–	–
	Stock Exchange Prices	(1,535.4)	1,108.4	0.1	(243.0)	(378.2)	–	–
Foreign Investments		-	–	–	–	4.3	(57.0)	7.4
	American Dollar	-	–	–	–	4.3	(57.0)	7.4
As of December 31, 2018		(15,558.2)	14,272.9	254.9	(681.8)	(1,394.6)	1,143.5	1,740.4

								2017
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity
Cost		(9,742.3)	9,318.9	283.6	(190.0)	(563.5)	(200.2)	584.8
	Commodity	(2,378.7)	1,955.3	166.5	(70.7)	(1.5)	103.6	(4.8)
	American Dollar	(6,879.1)	6,879.1	86.3	(93.4)	(556.1)	(331.5)	630.2
	Euro	(82.9)	82.9	3.5	(0.7)	(4.7)	0.4	6.6
	Mexican Pesos	(401.6)	401.6	27.3	(25.2)	(1.2)	27.3	(47.2)
Fixed Assets		(579.5)	579.5	1.9	(10.8)	(1.9)	–	–
	American Dollar	(531.9)	531.9	1.8	(10.8)	(2.8)	–	–
	Euro	(47.6)	47.6	0.1	–	0.9	–	–
Expenses		(177.7)	177.7	0.5	(1.8)	(2.9)	3.9	1.8
	American Dollar	(169.2)	169.2	0.3	(1.6)	(3.1)	3.5	2.4
	Rupee	(8.5)	8.5	0.2	(0.2)	0.2	0.4	(0.6)
Cash		(1,328.3)	1,328.3	–	(13.1)	(266.0)	–	–
	American Dollar	(1,313.3)	1,313.3	–	(13.1)	(266.0)	–	–
	Interest rate	(15.0)	15.0	–	–	–	–	–
Debts		(919.5)	356.9	30.0	(1.8)	(67.5)	–	–
	American Dollar	(562.6)	–	–	–	(76.2)	–	–
	Interest rate	(356.9)	356.9	30.0	(1.8)	8.7	–	–
Equity Instrument		(2,347.9)	677.0	69.2	–	67.0	–	–
	Stock Exchange Prices	(2,347.9)	677.0	69.2	–	67.0	–	–
As of December 31, 2017		(15,095.2)	12,438.3	385.2	(217.5)	(834.8)	(196.3)	586.6

I.

Market risk

a.1
) Foreign currency risk

The Company
is exposed to foreign currency risk on borrowings, investments, purchases, dividends and/or interest expense/income whenever they are denominated in a currency other than the functional currency of the subsidiary. The main derivatives financial instruments used to manage foreign currency risk are futures contracts, swaps, options, non deliverable forwards and full deliverable forwards.

a.2
) Commodity Risk

A significant portion of the Company inputs comprises commodities, which historically have experienced substantial price fluctuations. The Company therefore uses both fixed price purchasing contracts and derivative financial instruments to minimize its exposure to commodity price volatility. The Company has important exposures to the following commodities: aluminum, sugar, wheat and corn. These derivative financial instruments have been designated as cash flow hedges.

a.3
) Interest rate risk

The Company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of the Company’s policy is to achieve an optimal balance between cost of funding and volatility of financial results, taking into account market conditions as well as the Company’s overall business strategy and this strategy is reviewed periodically.

The table below demonstrates the Company’s exposure related to debts, before and after interest rates hedging strategy.

	2018
	Pre - Hedge		Post - Hedge
	Interest rate	Amount	Interest rate	Amount
Brazilian Real	9.1%	237.6	6.8%	516.0
American Dollar	3.6%	630.0	3.6%	630.0
Canadian Dollar	2.4%	753.2	2.4%	753.2
Interest rate post fixed		1,620.8		1,899.2

Brazilian Real	6.7%	536.0	5.8%	257.6
Dominican Peso	9.4%	212.1	9.4%	212.1
American Dollar	4.4%	42.4	4.4%	42.4
Guatemala´s Quetzal	7.8%	11.4	7.8%	11.4
Interest rate pre-set		801.9		523.5

	2017
	Pre - Hedge		Post - Hedge
	Interest rate	Amount	Interest rate	Amount
Brazilian Real	9.2%	402.3	7.6%	714.1
American Dollar	2.7%	555.3	2.7%	555.2
Canadian Dollar	2.0%	685.9	2.0%	685.9
Barbadian Dollar	2.3%	5.0	2.3%	5.0
Interest rate post fixed		1,648.5		1,960.2

Brazilian Real	6.4%	682.5	5.9%	370.8
Working Capital in Argentinean Peso	31.0%	1.8	31.0%	1.8
Dominican Peso	9.3%	188.8	9.3%	188.8
American Dollar	3.8%	22.9	3.8%	22.9
Guatemala´s Quetzal	7.8%	10.3	7.8%	10.3
Interest rate pre-set		906.3		594.6

Sensitivity analysis

The Company mitigates risks arising from non-derivative financial assets and liabilities substantially, through derivative financial instruments. In this context, the Company has identified the main risk factors that may
generate losses from these derivative financial instruments and has developed a sensitivity analysis based on three
scenarios, which
may
impact the Company’s future results and/or cash flow, as described below:

1
– Probable scenario: Management expectations of deterioration in each transaction’s main risk factor. To measure the possible effects on the results of derivative transactions, the Company uses parametric Value at Risk – VaR. is a statistical measure developed through estimates of standard deviation and correlation between the returns of several risk factors. This model results in the loss limit expected for an asset over a certain time period and confidence interval. Under this methodology, we used the potential exposure of each financial instrument, a range of
95%
and horizon of
21
days after
December 31, 2018
for the calculation, which are presented in the module.

2
– Adverse scenario:
25%
deterioration in each transaction’s main risk factor as compared to the level observed on
December 31, 2018.

3
– Remote scenario:
50%
deterioration in each transaction’s main risk factor as compared to the level observed on
December 31, 2018.

Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease on commodities price	(255.7)	(335.1)	(858.5)	(1,461.2)
Input purchase		255.7	341.3	905.0	1,554.2
Foreign exchange hedge	Foreign currency decrease	45.9	(125.0)	(2,253.0)	(4,552.1)
Input purchase		(45.9)	125.0	2,253.0	4,552.1
Costs effects		–	6.2	46.5	93.0

Foreign exchange hedge	Foreign currency decrease	(5.6)	(29.7)	(228.1)	(450.6)
Capex Purchase		5.6	29.7	228.1	450.6
Fixed assets effects		–	–	–	–

Foreign exchange hedge	Foreign currency decrease	(2.8)	(10.1)	(81.2)	(159.7)
Expenses		2.8	10.1	81.2	159.7
Expenses effects		–	–	–	–

Foreign exchange hedge	Foreign currency increase	0.3	0.3	0.3	0.3
Cash		(0.3)	(0.3)	(0.3)	(0.3)
Interest Hedge	Decrease in interest rate	0.1	–	(1.1)	(1.3)
Interest revenue		(0.1)	–	1.1	1.3
Cash effects		–	–	–	–

Cash	Foreign currency decrease	–	12.8	168.1	336.2
Interest Hedge	Increase in interest rate	33.8	31.5	(92.6)	(109.1)
Interest expenses		(33.8)	(31.5)	92.6	109.1
Debt effects		–	12.8	168.1	336.2

Equity Instrument Hedge	Stock Exchange Price decrease	(242.9)	(273.7)	(520.0)	(797.1)
Expenses		242.9	285.1	626.7	1,010.6
Equity effects		–	11.4	106.7	213.5
		–	30.4	321.3	642.7

As of
December 31, 2018
the Notional and Fair Value amounts per instrument and maturity were as follows:

		Notional Value
Exposure	Risk	2019	2020	2021	2022	>2022	Total

Cost		11,563.1	44.2	–	–	–	11,607.3
	Commodity	2,366.9	44.2	–	–	–	2,411.1
	American Dollar	8,774.3	–	–	–	–	8,774.3
	Euro	152.4	–	–	–	–	152.4
	Mexican Peso	269.5	–	–	–	–	269.5

Fixed asset		890.0	–	–	–	–	890.0
	American Dollar	890.0	–	–	–	–	890.0

Expenses		314.0	–	–	–	–	314.0
	American Dollar	311.8	–	–	–	–	311.8
	Rupee	2.2	–	–	–	–	2.2

Cash		15.0	–	–	–	–	15.0
	Interest rate	15.0	–	–	–	–	15.0

Debt		–	–	110.0	–	228.2	338.2
	Interest rate	–	–	110.0	–	228.2	338.2

Equity Instrument		1,108.4	–	–	–	–	1,108.4
	Stock prices	1,108.4	–	–	–	–	1,108.4
		13,890.5	44.2	110.0	–	228.2	14,272.9

		Fair Value
Exposure	Risk	2019	2020	2021	2022	>2022	Total

Cost		(208.4)	(1.4)	–	–	–	(209.8)
	Commodity	(254.3)	(1.4)	–	–	–	(255.7)
	American Dollar	8.5	–	–	–	–	8.5
	Euro	1.2	–	–	–	–	1.2
	Mexican Peso	36.2	–	–	–	–	36.2

Fixed asset		(5.6)	–	–	–	–	(5.6)
	American Dollar	(5.4)	–	–	–	–	(5.4)
	Euro	(0.2)	–	–	–	–	(0.2)

Expenses		(2.8)	–	–	–	–	(2.8)
	American Dollar	(2.8)	–	–	–	–	(2.8)

Cash		0.4	–	–	–	–	0.4
	American Dollar	0.3	–	–	–	–	0.3
	Interest rate	0.1	–	–	–	–	0.1

Debt		–	–	20.4	–	13.4	33.8
	Interest rate	–	–	20.4	–	13.4	33.8

Equity Instrument		(242.9)	–	–	–	–	(242.9)
	Stock prices	(242.9)	–	–	–	–	(242.9)
		(459.3)	(1.4)	20.4	–	13.4	(426.9)

II.

Credit Risk

Concentration of credit risk on trade receivables

A substantial part of the Company’s sales is made to distributors, supermarkets and retailers, within a broad distribution network. Credit risk is reduced because of the widespread number of customers and control procedures used to monitor risk. Historically, the Company has not
experienced significant losses on receivables from customers.

Concentration of credit risk on counterpart

In order to minimize the credit risk of its investments, the Company has adopted procedures for the allocation of cash and investments, taking into consideration limits and credit analysis of financial institutions, avoiding credit concentration, i.e., the credit risk is monitored and minimized to the extent that negotiations are carried out only with a select group of highly rated counterparties.

The selection process of financial institutions authorized to operate as the Company’s counterparty is set forth in our Credit Risk Policy. This Credit Risk Policy establishes maximum limits of exposure to each counterparty based on the risk rating and on each counterparty's capitalization.

In order to minimize the risk of credit with its counterparties on significant derivative transactions, the Company has adopted bilateral “trigger” clauses. According to these clauses, where the fair value of an operation exceeds a percentage of its notional value (generally between
10%
and
15%
), the debtor settles the difference in favor of the creditor.

As of
December 31, 2018,
the Company held its main short-term investments with the following financial institutions: Banco do Brasil, Bradesco, Bank Mendes Gans, Caixa Econômica Federal, Citibank, Itaú, JP Morgan Chase, Merrill Lynch, Santander e Toronto Dominion Bank. The Company had derivative agreements with the following financial institutions: Banco Bisa, Barclays, BNB, BNP Paribas, Bradesco, Citibank, Deutsche Bank, Itaú, Goldman Sachs, JP Morgan Chase, Macquarie, Merrill Lynch, Morgan Stanley, Santander, ScotiaBank e TD Securities.

The carrying amount of cash and cash equivalents, investment securities, trade receivables excluding prepaid expenses, recoverable taxes and derivative financial instruments are disclosed net of provisions for impairment and represents the maximum exposure of credit risk as of
December 31, 2018.
There was
no
concentration of credit risk with any counterparties as of
December 31, 2018.

III.

Liquidity Risk

The Company believes that cash flows from operating activities
,
cash and cash equivalents and short-term investments
, together
with the derivative
financial
instruments and access to loan facilities
are
sufficient to finance capital expenditures
,
financial liabilities and dividend payments in the future
.

IV.

Equity price risk

Through the equity swap transaction approved on
May 16
th
,
2017,
December
21,2017,
May 15
th
,
2018
and
December 20
th
,
2018
by the Board of Directors of Ambev (see Note
1
-
Corporate information
), the Company, or its controlled entity, will receive the price variation related to its shares traded on the stock exchange or ADRs, neutralizing the possible effects of the stock prices’ oscillation in view of the share-based payment of the Company. As these derivative instruments are not
characterized as hedge accounting they were
not
therefore designated to any hedge.

In
December 2018,
an exposure equivalent to
R$1.5
billion in AmBev’s shares (or ADR’s) was partially hedged, resulting in a loss in income statement of
R$378.2.

V.

Capital management

Ambev is continuously optimizing its capital structure targeting to maximize shareholder value while keeping the desired financial flexibility to execute the strategic projects. Besides the statutory minimum equity funding requirements that apply to the Company’s subsidiaries in the different countries, Ambev is not
subject to any externally imposed capital requirements. When analyzing its capital structure, the Company uses the same debt ratings and capital classifications as applied in the Company’s financial statements.

Financial instruments

(a) Financial instruments categories

Management of the financial instruments held by the Company is effected through
operational strategies and internal controls to assure liquidity, profitability and transaction security
.
Financial instruments
transactions are
regularly reviewed
for the effectiveness
of
the
risk exposure that management intends to cover (foreign exchange, interest rate, etc.).

The table below shows all financial instruments recognized in the financial statements, segregated
by category
:

	2018
	Fair value through other comprehensive income	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents	3,778.4	7,685.1	–	11,463.5
Trade receivables excluding prepaid expenses	–	6,874.3	–	6,874.3
Investment securities	–	147.3	13.4	160.7
Financial instruments derivatives	–	–	34.1	34.1
Derivatives hedge	–	–	220.8	220.8
Total	3,778.4	14,706.7	268.3	18,753.4

Financial liabilities
Trade payables and put option granted on subsidiary and other liabilities	–	15,535.0	2,669.5	18,204.5
Financial instruments derivatives	–	–	243.4	243.4
Derivatives hedge	–	–	438.4	438.4
Interest-bearning loans and borrowings	–	2,422.7	–	2,422.7
Total	–	17,957.7	3,351.3	21,309.0

	2017
	Fair value through other comprehensive income	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents	3,081.7	7,272.8	–	10,354.5
Trade receivables excluding prepaid expenses	–	7,505.0	–	7,505.0
Investment securities	–	122.0	11.9	133.9
Financial instruments derivatives	–	–	100.1	100.1
Derivatives hedge	–	–	285.1	285.1
Total	3,081.7	14,899.8	397.1	18,378.6

Financial liabilities
Trade payables and put option granted on subsidiary and other liabilities	–	13,502.0	5,764.1	19,266.1
Financial instruments derivatives	–	–	16.1	16.1
Derivatives hedge	–	–	201.4	201.4
Interest-bearning loans and borrowings	–	2,553.0	–	2,553.0
Total	–	16,055.0	5,981.6	22,036.6

(b) Classification of financial instruments by type of fair value measurement

IFRS
13
defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Also pursuant to IFRS
13,
financial instruments measured at fair value shall be classified within the following categories
:

Level
1
– quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date valuation;

Level
2
– inputs other than quoted prices included within Level
1
that are observable for the asset or liability, either directly or indirectly; and

Level
3
– unobservable inputs for the asset or liability.

	2018				2017

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Financial asset at fair value through other comprehensive income	3,778.4	–	–	3,778.4	3,081.8	–	–	3,081.8
Financial asset at fair value through profit or loss	13.4	–	–	13.4	11.9	–	–	11.9
Derivatives assets at fair value through profit or loss	0.1	34.0	–	34.1	0.1	100.0	–	100.1
Derivatives - operational hedge	1.6	219.2	–	220.8	4.8	280.3	–	285.1
	3,793.5	253.2	–	4,046.7	3,098.6	380.3	–	3,478.9
Financial liabilities
Financial liabilities at fair value through profit and loss (i)	–	–	2,669.5	2,669.5	–	–	5,764.1	5,764.1
Derivatives liabilities at fair value through profit or loss	0.5	242.9	–	243.4	1.7	14.4	–	16.1
Derivatives - operational hedge	36.6	401.8	–	438.4	58.4	143.0	–	201.4
	37.1	644.7	2,669.5	3,351.3	60.1	157.4	5,764.1	5,981.6

(i) Refers to the put option granted on subsidiary as described in Note
21
d(
4
).

Reconciliation of changes in the categorization of Level
3

Financial liabilities at December 31, 2017	5,764.1
Acquisition of investments	(3,568.7)
Total gains and losses in the year	474.1
Losses/(gains) recognized in net income	340.1
Losses/(gains) recognized in equity	134.0
Financial liabilities at December 31, 2018 (i)	2,669.5

(i) The liability was recorded under “Trade payables and put option granted on subsidiary and other liabilities” on the balance sheet.

(c) Fair value of financial liabilities measured at amortized cost

The Company’s liabilities, interest-bearing loans and borrowings, trade payables excluding tax payables, are recorded at amortized cost according to the effective rate method, plus indexation and foreign exchange gains/losses, based on closing indices for each exercise.

The financial instruments recorded at amortized cost are similar to the fair value and are not
material for disclosure.

Calculation of fair value of derivatives

The Company measures derivative financial instruments by calculating their present value, through the use of market curves that impact the instrument on the computation dates. In the case of swaps, both the asset and the liability positions are estimated independently and brought to present value, where the difference between the result of the asset and liability amount generates the swaps market value. For the traded derivative financial instruments, the fair value is calculated according to the adjusted exchange-listed price.

Margins given in guarantee

In order to comply with the guarantee requirements of the derivative exchanges and/or counterparties in certain operations with derivative financial instruments, as of
December 31, 2018
the Company held
R$653.8
in highly liquid financial investments or in cash, classified as cash and cash equivalents and investment securities (
R$606.3
on
December 31, 2017).

Offsetting of financial assets and liabilities

For financial assets and liabilities subject to settlement agreements by the net or similar agreements, each agreement between the Company and the counterparty allows this type of settlement when both parties make this option. In the absence of such election, the assets and liabilities will be settled by their amounts, but each party shall have the option to settle on net, in case of default by the counterparty.